Financing Arrangements (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Arrangements
2014	$ 3,170,672
2015	3,433,253
2016	500,000
Long-Term Debt, net	$ 7,103,925	$ 11,626,670